Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 15 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through December 19, 2022, the date on which the consolidated financial statements were issued and noted that there are no other subsequent events.